Share-based compensation - Outstanding Stock Options (Details) - 12 months ended Dec. 31, 2023	€ / shares shares	$ / shares shares
EUR-denominated
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	32,839	32,839
Weighted average remaining contractual life of outstanding (years)	1 year 5 months 23 days	1 year 5 months 23 days
EUR-denominated | Price range three
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 50
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 60
Number of outstanding options, Range of exercise prices (in shares)	1,936	1,936
Weighted average remaining contractual life of outstanding (years)	3 months 18 days	3 months 18 days
EUR-denominated | Price range four
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 60
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 70
Number of outstanding options, Range of exercise prices (in shares)	2,457	2,457
Weighted average remaining contractual life of outstanding (years)	3 months 21 days	3 months 21 days
EUR-denominated | Price range five
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 70
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 80
Number of outstanding options, Range of exercise prices (in shares)	8,444	8,444
Weighted average remaining contractual life of outstanding (years)	1 year 4 months 2 days	1 year 4 months 2 days
EUR-denominated | Price range six
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 80
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 90
Number of outstanding options, Range of exercise prices (in shares)	9,966	9,966
Weighted average remaining contractual life of outstanding (years)	1 year 10 months 2 days	1 year 10 months 2 days
EUR-denominated | Price range seven
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 90
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 100
Number of outstanding options, Range of exercise prices (in shares)	10,036	10,036
Weighted average remaining contractual life of outstanding (years)	1 year 9 months	1 year 9 months
EUR-denominated | Price range eight
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 100
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 110
Number of outstanding options, Range of exercise prices (in shares)	0	0
Weighted average remaining contractual life of outstanding (years)	0 years	0 years
USD-denominated
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	23,962	23,962
Weighted average remaining contractual life of outstanding (years)	1 year 5 months 4 days	1 year 5 months 4 days
USD-denominated | Price range three
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 50
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 60
Number of outstanding options, Range of exercise prices (in shares)	0	0
Weighted average remaining contractual life of outstanding (years)	0 years	0 years
USD-denominated | Price range four
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 60
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 70
Number of outstanding options, Range of exercise prices (in shares)	0	0
Weighted average remaining contractual life of outstanding (years)	0 years	0 years
USD-denominated | Price range five
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 70
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 80
Number of outstanding options, Range of exercise prices (in shares)	0	0
Weighted average remaining contractual life of outstanding (years)	0 years	0 years
USD-denominated | Price range six
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 80
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 90
Number of outstanding options, Range of exercise prices (in shares)	7,569	7,569
Weighted average remaining contractual life of outstanding (years)	11 months 19 days	11 months 19 days
USD-denominated | Price range seven
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 90
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 100
Number of outstanding options, Range of exercise prices (in shares)	10,087	10,087
Weighted average remaining contractual life of outstanding (years)	1 year 7 months 2 days	1 year 7 months 2 days
USD-denominated | Price range eight
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 100
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 110
Number of outstanding options, Range of exercise prices (in shares)	6,306	6,306
Weighted average remaining contractual life of outstanding (years)	1 year 8 months 23 days	1 year 8 months 23 days